COMMITMENTS AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [Abstract]
COMMITMENTS

NOTE 17 -COMMITMENTS AND TRANSACTIONS

(1)Results of Frequencies Tender and frequency fees

In August 2020, the Ministry of Communications ("MoC") informed the Company of the results of the frequencies tender published by the MoC and the award of 10 MHz in the 700 MHz frequency band, 20 MHz in the 2600 MHz frequency band and 100 MHz in the 3500 MHz frequency band to the Company and HOT Mobile Ltd. ("HOT Mobile"), at a total price of NIS 62.38 million which shall be paid equally by the Company and HOT Mobile in September 2022. The frequencies were received in September 2020, and as a result, the Company recognized in 2020 an intangible asset at a discounted amount of NIS 30 million against other non-current liabilities. As of December 31, 2021 the liability is presented in current liabilities.

The tender documents entitled the Company to a grant of NIS 37 million for deployment of its 5G network, subject to the approval of the MoC. In October 2021 the Company received a letter from the MOC confirming that the Company has met the criteria entitling it to the grant. The grant shall be received in accordance with the schedule set out in the license and after the Company has paid the 5G license fee, expected in 2022. Since the MOC has confirmed entitlement to the grant and the reception of the grant is subject only to the Company's payment of the 5G license fee, which is under the Company's control, the grant was recognized in its entirety under current receivables against a reduction in property and equipment in its present value amount of NIS 36 million.

Under the Telegraph Regulations the Company is committed to pay an annual fixed fee for each frequency used. Following the above mentioned tender completion, the Telegraph Regulations were amended, reducing the frequency fees for existing frequencies, subject to certain conditions, and establishing fees for the new frequencies received. Under the above Regulations should the Company choose to return a frequency, such payment would no longer due.

For the years 2019, 2020 and 2021 the Company recorded frequency fee expenses in a total amount of approximately NIS 79 million, NIS 75 million and NIS 66 million, respectively. The total amount of frequency fees of both the Company and Hot Mobile under the regulations are divided between the Company and Hot Mobile, through PHI, according to the OPEX-CAPEX mechanism (see also note 9).

(2)At December 31, 2021, the Group is committed to acquire property and equipment and software elements for approximately NIS 117 million.

(3)The Company entered into a non-exclusive agreement with Apple Distribution International, effective April 1, 2021, for the purchase and resale of iPhone handsets in Israel and the purchase of a minimum quantity of iPhone handsets per year, for a period of three years at market prices. The Company also ordered inventories from other suppliers. In total, at December 31, 2021, the Group is committed to acquire inventories in an amount of approximately NIS 458 million over 3 years.

F - 64

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 -COMMITMENTS AND TRANSACTIONS (continued)

(4)Right of Use (ROU)

The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2021, the Group is committed to pay for capacities over the following years an amount of NIS 84 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2022	60
2023	11
2024	11
2025	2
84

In addition, under the terms of the ROU agreements, as of December 31, 2021 the Group is committed to pay annual maintenance fees during the usage period. The total aggregated expected maintenance fee for the years 2022 to 2023 is approximately NIS 7 million. Some payments under the ROU agreements are linked to the USD.

(5)Liens and guarantees

As of December 31, 2021, the Group has provided bank guarantees in respect of licenses (see note 1(c)) in an amount of approximately NIS 30 million, in addition to bank guarantees in favor of other parties in an aggregate amount of approximately NIS 24 million. Therefore, the total bank guarantees provided by the Group as of December 31, 2021 is NIS 54 million. In addition, the Company provided a guarantee to PHI's credit facility in an amount of NIS 50 million. PHI's credit facility is not used as at December 31, 2021 (see also notes 9 and 15).

(6)Fiber optics infrastructure

The Company signed an agreement in January 2022 to deploy additional fiber-optic infrastructure within Israel to provide to an international telecommunications operator with connections and data transfer services between the Far East/Gulf countries and Europe.

(7)Covenants and negative pledge – see note 15(7).

(8)See note 9 with respect to network sharing and PHI's commitments.